Note 3 - Private Placement Of Series A 8% Convertible Preferred Stock And Common Stock Warrants (Detail) (USD $)	1 Months Ended														1 Months Ended
	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2009	Jun. 30, 2008 Common Stock Class A [Member]	Jun. 30, 2008 Common Stock Class B [Member]	Jun. 30, 2008 Common Stock Class C [Member]	Dec. 31, 2011 Liquidation Rights [Member]	Dec. 31, 2011 Dividend Rights [Member]	Jun. 30, 2008 Common Stock Shares Purchased Per Class Of Warrant [Member]	Jun. 30, 2008 Aggregate Common Stock Shares Purchased For All Warrant Classes[Member]	Jun. 30, 2008 Preferred Class A [Member]	Jun. 30, 2008 Maximum [Member]	Jun. 15, 2012 Maximum [Member]
Preferred Stock, Dividend Rate, Percentage		8.00%													8.00%
Detachable Warrant Period		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)								1.25	1.50	1.75
Preferred Stock, Shares Issued (in Shares)		5,160,000	4,820,000		4,820,000		6,607,006
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													2,580,000	7,740,000
Common Stock, Shares, Issued (in Shares)		2,250,000	22,754,205	407,332	22,059,803												500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)					$ 1.20
Preferred Stock Liquidation Preference Amount (in Dollars)					$ 5,883,000
Dividends Payable (in Dollars)						$ 99,000					$ 99,000	$ 99,000
Preferred Stock, Contract Terms	25%	10%
Preferred Stock, Dividend Payment Terms		20%
Convertible Preferred Stock, Settlement Terms		2%														12%